Income Taxes - Schedule of Unused Tax Losses (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	¥ 1,186,106	¥ 1,181,757
Deductible temporary differences	263,143	259,784
Unused tax credits	23,724	11,186
Less than 5 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits	3,901	2,151
1st year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	812	76
2nd year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	85	762
3rd year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	1,989	307
4th year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	6,233	896
5th year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	578,648	2,081
After 5th year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	590,813	1,114,021
Unused tax credits	19,823	9,034
Indefinite
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	7,526	63,614
Unused tax credits	¥ 0	¥ 0